UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Steven I. Koszalka

American Funds Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Money Market Fund® Semi-annual report for the six months ended March 31, 2015

American Funds Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015:

			Lifetime
	1 year	5 years	(since 5/1/09)

Class A shares	0.00%	0.00%	0.00%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.38% for Class A shares as of the prospectus dated December 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has plans of distribution for some share classes, the fund is currently suspending certain distribution payments in this low interest rate environment. Should payments commence, the fund’s investment results will be lower. The investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to restrictions in the fund’s prospectus. Fund results shown reflect the reimbursements. Visit americanfunds.com for more information.

The return of principal for money market funds is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings in the fund. Money market issuer ratings, which typically range from A-1/P-1 (highest) to A-3/P-3 (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

We are pleased to present this semi-annual report for American Funds Money Market Fund. For the six months ended March 31, 2015, the fund maintained a net asset value (NAV) of $1.00 per share. Its annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.0% as of that date.

During the period, investors grappled with the challenges of a low interest rate environment, limited new issuance and changes to the regulation of money market funds. Despite these headwinds, money market funds remain a sensible option for investors seeking liquidity and stability of principal.

The economy

The U.S. economy continued its recovery at a moderate pace. Gross domestic product (GDP) increased at an annual rate of 2.2% in the fourth quarter of 2014, down from a very sharp 5.0% increase in the prior three months. First quarter 2015 GDP was an estimated 0.2%. Job growth was generally strong through the period, and the unemployment rate stood at 5.5% at the end of March, the lowest level in nearly seven years.

Interest rates and the Fed

The Federal Reserve completed its bond-buying program in October, signaling an end to the quantitative easing measures it initiated at the onset of the financial crisis. The Fed’s short-term target federal funds rate remained near 0%, where it has been since December 2008.

During Senate testimony in February, Fed chair Janet Yellen stated that potential rate increases would be weighed “meeting-by-meeting,” pointing to disappointing wage growth and low inflation as key factors. The following month she suggested that the Fed would take a balanced approach in raising rates stating, “Even after the initial increase in the target funds rate, our policy is likely to remain highly accommodative.” As a result, Fed watchers remain uncertain about the start date of increases, as well as the subsequent pace of any hikes.

The fund’s objective and portfolio

American Funds Money Market Fund seeks to preserve capital, maintain liquidity and provide income to the extent possible, while maintaining a stable NAV of $1.00. At the end of the reporting period, the fund’s weighted average maturity was 51 days. With an allocation of 65.1%, federal agency discount notes supported or backed by

Your fund’s annualized seven-day SEC yield as of March 31, 2015*
American Funds Money Market Fund Class A shares	0.00%
(reflecting a fee reimbursement, –0.31% without the reimbursement)

*	The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.

American Funds Money Market Fund	1

the federal government were the largest segment of the portfolio. U.S. Treasury bills followed at 21.6%. The remainder consisted of high-quality commercial paper, U.S. Treasury bonds and notes, and bonds and notes of governments and government agencies outside the U.S.

Money market fund reform

As mentioned in our annual report, the SEC in July announced new rules governing money market funds. Government money market funds and retail prime money market funds will continue to maintain a stable NAV. However, institutional prime money market funds will be required to float their NAV. During times of stress, redemption gates and liquidity fees can be imposed on all non-government money market funds whether retail or institutional, at the discretion of the fund’s board. Government money funds will be excluded from this requirement, but can opt in with proper notice to investors.

American Funds Money Market Fund has historically invested between 85% and 90% of its assets in U.S. government securities, which is consistent with the previous SEC requirement of 80%. In order to qualify as a government money market fund, it must invest at least 99.5% of its assets in government securities, cash or repurchase agreements backed by government securities.

We have reviewed the details of the rule and continue to evaluate options for the fund, including increasing the allocation of government securities to 99.5% in order to avoid the floating NAV, redemption gates and liquidity fee requirements. The compliance date for these most significant changes to the rule is October 14, 2016. In the near future we’ll share with you how the fund will be managed going forward.

As always, we thank you for making American Funds Money Market Fund part of your investment portfolio. We look forward to reporting to you again in six months.

Cordially,

Kristine M. Nishiyama
President

May 13, 2015

For current information about the fund, visit americanfunds.com.

The fund’s annualized seven-day yield for Class A shares as of April 30, 2015, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.00% (–0.30% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

2	American Funds Money Market Fund

Investment portfolio March 31, 2015	unaudited

Percent of net assets
Short-term securities:
Federal agency discount notes	65.10%
U.S. Treasury bills	21.59
Commercial paper	8.37
Discount notes	1.18
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	5.13
Other assets less liabilities	(1.37)
100.00%

Short-term securities 96.24%	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes 65.10%
Fannie Mae 4/1/2015	0.06%	$52,500	$52,500
Fannie Mae 4/2/2015	0.09	100,000	100,000
Fannie Mae 4/6/2015	0.07	167,300	167,300
Fannie Mae 4/13/2015	0.10	21,580	21,580
Fannie Mae 4/15/2015	0.07	30,000	30,000
Fannie Mae 5/1/2015	0.09	100,000	99,999
Fannie Mae 5/4/2015	0.09	75,000	74,998
Fannie Mae 5/18/2015	0.09	139,600	139,596
Fannie Mae 5/21/2015	0.10	275,000	274,992
Fannie Mae 5/27/2015	0.12	20,076	20,075
Fannie Mae 6/3/2015	0.08	142,000	141,993
Fannie Mae 7/1/2015	0.10	100,000	99,989
Fannie Mae 7/2/2015	0.09	58,000	57,993
Fannie Mae 7/3/2015	0.12	50,000	49,994
Fannie Mae 7/6/2015	0.07	166,400	166,377
Fannie Mae 8/3/2015	0.16	100,000	99,972
Fannie Mae 8/6/2015	0.09	50,000	49,985
Fannie Mae 8/17/2015	0.11	15,500	15,494
Fannie Mae 9/2/2015	0.13	125,000	124,937
Fannie Mae 9/3/2015	0.13	69,300	69,265
Fannie Mae 10/1/2015	0.15	50,000	49,961
Fannie Mae 10/5/2015	0.15	50,000	49,959
Federal Farm Credit Banks 4/7/2015	0.04	50,000	50,000
Federal Farm Credit Banks 4/9/2015	0.05	25,000	25,000
Federal Farm Credit Banks 4/10/2015	0.04	50,000	50,000
Federal Farm Credit Banks 4/27/2015	0.04	25,000	25,000
Federal Farm Credit Banks 5/29/2015	0.05	25,000	24,999
Federal Farm Credit Banks 6/2/2015	0.07	45,000	44,998
Federal Farm Credit Banks 7/1/2015	0.14	15,000	14,998
Federal Farm Credit Banks 8/5/2015	0.12	25,000	24,993
Federal Home Loan Bank 4/1/2015	0.04	482,600	482,600
Federal Home Loan Bank 4/6/2015	0.04	295,000	295,000
Federal Home Loan Bank 4/7/2015	0.06	50,000	50,000
Federal Home Loan Bank 4/8/2015	0.06	474,600	474,600

American Funds Money Market Fund	3

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes (continued)
Federal Home Loan Bank 4/9/2015	0.09%	$100,000	$100,000
Federal Home Loan Bank 4/10/2015	0.06	357,550	357,550
Federal Home Loan Bank 4/15/2015	0.06	246,000	245,998
Federal Home Loan Bank 4/17/2015	0.05	376,500	376,496
Federal Home Loan Bank 4/20/2015	0.16	50,000	49,999
Federal Home Loan Bank 4/21/2015	0.05	150,000	149,998
Federal Home Loan Bank 4/22/2015	0.06	542,600	542,595
Federal Home Loan Bank 4/24/2015	0.07	274,300	274,297
Federal Home Loan Bank 4/28/2015	0.05	100,000	99,999
Federal Home Loan Bank 4/29/2015	0.07	398,800	398,796
Federal Home Loan Bank 5/1/2015	0.06	349,023	349,020
Federal Home Loan Bank 5/5/2015	0.08	143,100	143,097
Federal Home Loan Bank 5/6/2015	0.09	107,600	107,598
Federal Home Loan Bank 5/7/2015	0.05	16,000	16,000
Federal Home Loan Bank 5/8/2015	0.07	104,500	104,498
Federal Home Loan Bank 5/11/2015	0.06	76,700	76,698
Federal Home Loan Bank 5/13/2015	0.07	270,700	270,692
Federal Home Loan Bank 5/15/2015	0.06	150,000	149,995
Federal Home Loan Bank 5/18/2015	0.07	201,600	201,594
Federal Home Loan Bank 5/20/2015	0.09	125,000	124,996
Federal Home Loan Bank 5/21/2015	0.06	150,000	149,995
Federal Home Loan Bank 5/22/2015	0.07	250,000	249,992
Federal Home Loan Bank 5/27/2015	0.07	125,000	124,995
Federal Home Loan Bank 5/29/2015	0.06	50,000	49,998
Federal Home Loan Bank 6/3/2015	0.07	20,000	19,999
Federal Home Loan Bank 6/5/2015	0.07	60,300	60,297
Federal Home Loan Bank 6/15/2015	0.08	75,000	74,994
Federal Home Loan Bank 6/17/2015	0.11	125,000	124,990
Federal Home Loan Bank 6/19/2015	0.07	16,250	16,249
Federal Home Loan Bank 6/26/2015	0.06	110,000	109,989
Federal Home Loan Bank 7/13/2015	0.09	50,000	49,991
Federal Home Loan Bank 8/5/2015	0.12	30,700	30,691
Freddie Mac 4/2/2015	0.04	11,600	11,600
Freddie Mac 4/8/2015	0.04	58,200	58,200
Freddie Mac 4/9/2015	0.10	13,100	13,100
Freddie Mac 4/10/2015	0.09	50,000	50,000
Freddie Mac 4/14/2015	0.09	63,200	63,199
Freddie Mac 4/15/2015	0.09	30,700	30,700
Freddie Mac 4/20/2015	0.07	75,000	74,999
Freddie Mac 4/21/2015	0.05	132,000	131,999
Freddie Mac 4/22/2015	0.04	11,700	11,700
Freddie Mac 5/1/2015	0.07	100,000	99,999
Freddie Mac 5/4/2015	0.06	25,000	25,000
Freddie Mac 5/5/2015	0.13	35,900	35,899
Freddie Mac 5/8/2015	0.11	25,891	25,890
Freddie Mac 5/11/2015	0.05	40,000	39,999
Freddie Mac 5/20/2015	0.10	50,000	49,998
Freddie Mac 5/26/2015	0.05	50,000	49,998
Freddie Mac 5/29/2015	0.12	50,000	49,998
Freddie Mac 6/1/2015	0.05	102,700	102,696
Freddie Mac 6/18/2015	0.06	150,000	149,988

4	American Funds Money Market Fund

	Yield at	Principal amount	Value
	acquisition	(000)	(000)
Freddie Mac 6/23/2015	0.09%	$100,000	$99,991
Freddie Mac 7/27/2015	0.10	187,500	187,457
Freddie Mac 8/3/2015	0.08	90,000	89,975
Freddie Mac 8/5/2015	0.11	100,000	99,971
Freddie Mac 8/6/2015	0.10	146,700	146,656
Freddie Mac 8/7/2015	0.11	127,300	127,261
Freddie Mac 8/17/2015	0.11	100,000	99,962
Freddie Mac 8/19/2015	0.11	75,000	74,971
			10,722,449

U.S. Treasury bills 21.59%
U.S. Treasury Bills 4/2/2015	0.02	330,000	330,000
U.S. Treasury Bills 4/9/2015	0.05	115,000	114,999
U.S. Treasury Bills 4/16/2015	0.05	125,000	124,999
U.S. Treasury Bills 4/23/2015	0.04	615,000	615,000
U.S. Treasury Bills 5/7/2015	0.04	491,900	491,895
U.S. Treasury Bills 6/11/2015	0.09	50,000	49,998
U.S. Treasury Bills 6/18/2015	0.05	75,000	74,998
U.S. Treasury Bills 6/25/2015	0.14	75,000	74,999
U.S. Treasury Bills 7/2/2015	0.11	223,500	223,491
U.S. Treasury Bills 7/9/2015	0.11	245,000	244,990
U.S. Treasury Bills 7/16/2015	0.08	250,000	249,982
U.S. Treasury Bills 7/23/2015	0.07	120,000	119,988
U.S. Treasury Bills 7/30/2015	0.07	100,000	99,988
U.S. Treasury Bills 8/6/2015	0.06	50,000	49,991
U.S. Treasury Bills 8/13/2015	0.06	224,200	224,155
U.S. Treasury Bills 8/20/2015	0.06	186,100	186,053
U.S. Treasury Bills 8/27/2015	0.07	150,000	149,956
U.S. Treasury Bills 9/3/2015	0.07	50,000	49,985
U.S. Treasury Bills 9/10/2015	0.09	30,000	29,988
U.S. Treasury Bills 10/1/2015	0.13	50,000	49,968
			3,555,423

Commercial paper 8.37%
British Columbia (Province of) 4/8/2015	0.12	42,400	42,399
British Columbia (Province of) 5/13/2015	0.10	22,100	22,098
British Columbia (Province of) 5/22/2015	0.10	47,400	47,395
Canada Bills 4/2/2015	0.06	50,000	50,000
Canada Bills 4/27/2015	0.06	50,000	49,998
Canada Bills 5/22/2015	0.07	25,000	24,997
Canada Bills 6/3/2015	0.07	25,000	24,996
Denmark (Kingdom of) 4/27/2015	0.06	25,000	24,999
Export Development Canada 5/11/2015	0.12	50,000	49,997
Export Development Canada 6/29/2015	0.12	50,000	49,987
General Electric Co. 4/1/2015	0.08	50,000	50,000
KfW 4/1/2015[1]	0.12	50,000	50,000
KfW 4/8/2015[1]	0.15	40,000	40,000
KfW 4/23/2015[1]	0.14	39,400	39,399
KfW 5/12/2015[1]	0.15	21,000	20,999
KfW 5/29/2015[1]	0.14	50,000	49,993
KfW 6/1/2015[1]	0.16	10,000	9,998
KfW 6/29/2015[1]	0.16	50,000	49,987
Province of Ontario 4/10/2015	0.10	50,000	49,999

American Funds Money Market Fund	5

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Province of Ontario 4/14/2015	0.10%	$25,000	$24,999
Province of Ontario 4/15/2015	0.10	50,000	49,998
Province of Ontario 4/24/2015	0.08	100,000	99,992
Province of Ontario 4/30/2015	0.08	50,000	49,995
Province of Ontario 5/4/2015	0.07	50,000	49,997
Province of Ontario 5/20/2015	0.07	25,000	24,995
Québec (Province of) 5/11/2015[1]	0.11	25,000	24,996
Québec (Province of) 5/19/2015[1]	0.11	100,000	99,980
Québec (Province of) 5/22/2015[1]	0.11	50,000	49,989
Québec (Province of) 5/27/2015[1]	0.11	50,000	49,988
Québec (Province of) 6/2/2015[1]	0.10	15,700	15,696
Québec (Province of) 6/10/2015[1]	0.10	40,000	39,987
Québec (Province of) 6/25/2015[1]	0.11	50,000	49,979
			1,377,832

Discount notes 1.18%
International Bank for Reconstruction and Development 4/1/2015	0.08	45,000	45,000
International Bank for Reconstruction and Development 4/14/2015	0.07	50,000	50,000
International Bank for Reconstruction and Development 5/4/2015	0.06	50,000	49,997
International Bank for Reconstruction and Development 7/20/2015	0.10	50,000	49,990
			194,987

Total short-term securities (cost: $15,849,911,000)			15,850,691

Bonds, notes & other debt instruments 5.13%
U.S. Treasury bonds & notes 5.13%
U.S. Treasury 5.13%
U.S. Treasury 0.125% 2015		100,000	100,006
U.S. Treasury 2.50% 2015		50,000	50,098
U.S. Treasury 0.375% 2015		50,000	50,038
U.S. Treasury 1.875% 2015		25,000	25,114
U.S. Treasury 0.25% 2015		25,000	25,016
U.S. Treasury 0.08% 2016[2]		50,000	49,999
U.S. Treasury 0.104% 2016[2]		175,000	175,023
U.S. Treasury 0.105% 2016[2]		100,000	100,000
U.S. Treasury 0.088% 2016[2]		95,000	94,971
U.S. Treasury 0.119% 2017[2]		175,000	175,030

Total bonds, notes & other debt instruments (cost: $845,195,000)			845,295

Total investment securities 101.37% (cost: $16,695,106,000)			16,695,986
Other assets less liabilities (1.37)%			(225,595)

Net assets 100.00%			$16,470,391

6	American Funds Money Market Fund

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $590,991,000, which represented 3.59% of the net assets of the fund.
[2]	Coupon rate may change periodically; “yield at acquisition” reflects current coupon rate.

See Notes to Financial Statements

American Funds Money Market Fund	7

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2015	(dollars in thousands)

Assets:
Investment securities, at value (cost: $16,695,106)		$16,695,986
Cash		10,217
Receivables for:
Sales of fund’s shares	$57,787
Dividends and interest	842	58,629
		16,764,832
Liabilities:
Payables for:
Purchases of investments	199,961
Repurchases of fund’s shares	92,435
Services provided by related parties	1,503
Trustees’ deferred compensation	289
Other	253	294,441
Net assets at March 31, 2015		$16,470,391

Net assets consist of:
Capital paid in on shares of beneficial interest		$16,469,655
Accumulated net realized loss		(144)
Net unrealized appreciation		880
Net assets at March 31, 2015		$16,470,391

See Notes to Financial Statements

8	American Funds Money Market Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (16,469,396 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share

Class A	$11,760,358	11,759,649	$1.00
Class B	37,957	37,955	1.00
Class C	221,234	221,220	1.00
Class F-1	85,355	85,350	1.00
Class F-2	7,179	7,179	1.00
Class 529-A	862,066	862,015	1.00
Class 529-B	7,652	7,651	1.00
Class 529-C	180,658	180,647	1.00
Class 529-E	51,746	51,743	1.00
Class 529-F-1	57,929	57,925	1.00
Class R-1	46,176	46,174	1.00
Class R-2	992,632	992,572	1.00
Class R-2E	10	10	1.00
Class R-3	957,474	957,416	1.00
Class R-4	630,036	629,998	1.00
Class R-5	318,573	318,553	1.00
Class R-6	253,356	253,339	1.00

See Notes to Financial Statements

American Funds Money Market Fund	9

Statement of operations	unaudited
for the six months ended March 31, 2015	(dollars in thousands)

Investment income:
Income:
Interest		$6,052

Fees and expenses*:
Investment advisory services	$22,867
Distribution services	337
Transfer agent services	9,531
Administrative services	1,808
Reports to shareholders	297
Registration statement and prospectus	421
Trustees’ compensation	75
Auditing and legal	28
Custodian	19
State and local taxes	1
Other	650
Total fees and expenses before reimbursements	36,034
Less reimbursements of fees and expenses	29,982
Total fees and expenses after reimbursements		6,052
Net investment income		—

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		—
Net unrealized depreciation on investments		(3)
Net realized gain and unrealized depreciation on investments		(3)
Net decrease in net assets resulting from operations		$(3)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	American Funds Money Market Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	March 31,	September 30,
	2015*	2014
Operations:
Net investment income	$—	$—
Net realized loss on investments	—	(106)
Net unrealized (depreciation) appreciation on investments	(3)	347
Net (decrease) increase in net assets resulting from operations	(3)	241

Distributions paid to shareholders	—	—

Net capital share transactions	(480,935)	(2,031,740)

Total decrease in net assets	(480,938)	(2,031,499)

Net assets:
Beginning of period	16,951,329	18,982,828
End of period	$16,470,391	$16,951,329

*	Unaudited.

See Notes to Financial Statements

American Funds Money Market Fund	11

Notes to financial statements	unaudited

1. Organization

American Funds Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results

12	American Funds Money Market Fund

could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

American Funds Money Market Fund	13

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from

14	American Funds Money Market Fund

significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2015, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in money market securities — The values and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers of the securities, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled or operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities

American Funds Money Market Fund	15

markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Capital loss carryforward*	$(144)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

16	American Funds Money Market Fund

As of March 31, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$951
Gross unrealized depreciation on investment securities	(71)
Net unrealized appreciation on investment securities	880
Cost of investment securities	16,695,106

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the six months ended March 31, 2015, the investment advisory services fee was $22,867,000, which was equivalent to an annualized rate of 0.270% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into

American Funds Money Market Fund	17

agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

18	American Funds Money Market Fund

For the six months ended March 31, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$—	$5,952		$603		Not applicable
Class B	173	22		Not applicable		Not applicable
Class C	—	111		60		Not applicable
Class F-1	130	78		26		Not applicable
Class F-2	Not applicable	6		2		Not applicable
Class 529-A	—	364		214		$380
Class 529-B	34	4		2		4
Class 529-C	—	80		45		80
Class 529-E	—	19		13		23
Class 529-F-1	—	24		14		25
Class R-1	—	26		12		Not applicable
Class R-2	—	1,562		256		Not applicable
Class R-2E	—	—	*	—	*	Not applicable
Class R-3	—	874		250		Not applicable
Class R-4	—	327		162		Not applicable
Class R-5	Not applicable	76		78		Not applicable
Class R-6	Not applicable	6		71		Not applicable
Total class-specific expenses	$337	$9,531		$1,808		$512

*	Amount less than one thousand.

Reimbursements of fees and expenses — Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. For the six months ended March 31, 2015, the total fees reimbursed by CRMC were as follows (dollars in thousands):

Share class
Class A	$19,225
Class B	244
Class C	423
Class F-1	344
Class F-2	18
Class 529-A	1,855
Class 529-B	54
Class 529-C	395
Class 529-E	107
Class 529-F-1	122
Class R-1	89
Class R-2	2,897
Class R-2E	—	*
Class R-3	2,178
Class R-4	1,173
Class R-5	482
Class R-6	376
Total reimbursements	$29,982

*	Amount less than one thousand.

American Funds Money Market Fund	19

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $75,000 in the fund’s statement of operations includes $70,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2015

Class A	$7,746,064	7,746,064	$(7,936,762)	(7,936,762)	$(190,698)	(190,698)
Class B	7,226	7,226	(24,495)	(24,495)	(17,269)	(17,269)
Class C	110,950	110,950	(139,649)	(139,649)	(28,699)	(28,699)
Class F-1	81,688	81,688	(110,594)	(110,594)	(28,906)	(28,906)
Class F-2	14,283	14,283	(16,205)	(16,205)	(1,922)	(1,922)
Class 529-A	218,102	218,102	(208,270)	(208,270)	9,832	9,832
Class 529-B	1,598	1,598	(4,443)	(4,443)	(2,845)	(2,845)
Class 529-C	43,856	43,856	(43,958)	(43,958)	(102)	(102)
Class 529-E	14,734	14,734	(11,459)	(11,459)	3,275	3,275
Class 529-F-1	18,480	18,480	(16,458)	(16,458)	2,022	2,022
Class R-1	27,202	27,202	(30,821)	(30,821)	(3,619)	(3,619)
Class R-2	431,394	431,394	(502,673)	(502,673)	(71,279)	(71,279)
Class R-2E	—	—	—	—	—	—
Class R-3	492,140	492,140	(564,042)	(564,042)	(71,902)	(71,902)
Class R-4	284,212	284,212	(318,379)	(318,379)	(34,167)	(34,167)
Class R-5	189,048	189,048	(196,107)	(196,107)	(7,059)	(7,059)
Class R-6	270,636	270,636	(308,233)	(308,233)	(37,597)	(37,597)
Total net increase (decrease)	$9,951,613	9,951,613	$(10,432,548)	(10,432,548)	$(480,935)	(480,935)

20	American Funds Money Market Fund

	Sales*		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2014

Class A	$16,543,085	16,543,085	$(18,223,954)	(18,223,954)	$(1,680,869)	(1,680,869)
Class B	25,976	25,976	(74,524)	(74,524)	(48,548)	(48,548)
Class C	210,652	210,652	(304,576)	(304,576)	(93,924)	(93,924)
Class F-1	111,556	111,556	(66,960)	(66,960)	44,596	44,596
Class F-2	25,670	25,670	(26,650)	(26,650)	(980)	(980)
Class 529-A	463,742	463,742	(419,853)	(419,853)	43,889	43,889
Class 529-B	6,496	6,496	(11,064)	(11,064)	(4,568)	(4,568)
Class 529-C	96,996	96,996	(90,509)	(90,509)	6,487	6,487
Class 529-E	27,678	27,678	(25,287)	(25,287)	2,391	2,391
Class 529-F-1	33,828	33,828	(31,066)	(31,066)	2,762	2,762
Class R-1	50,595	50,595	(62,591)	(62,591)	(11,996)	(11,996)
Class R-2	802,118	802,118	(928,829)	(928,829)	(126,711)	(126,711)
Class R-2E†	10	10	—	—	10	10
Class R-3	882,345	882,345	(997,577)	(997,577)	(115,232)	(115,232)
Class R-4	585,174	585,174	(678,067)	(678,067)	(92,893)	(92,893)
Class R-5	316,200	316,200	(425,180)	(425,180)	(108,980)	(108,980)
Class R-6	738,694	738,694	(585,868)	(585,868)	152,826	152,826
Total net increase (decrease)	$20,920,815	20,920,815	$(22,952,555)	(22,952,555)	$(2,031,740)	(2,031,740)

*	Includes exchanges between share classes of the fund.
†	Class R-2E shares were offered beginning August 29, 2014.

American Funds Money Market Fund	21

Financial highlights

	Net asset		Dividends
	value,	Net	(from net	Net asset
	beginning	investment	investment	value, end
	of period	income[1]	income)	of period
Class A:
Six months ended 3/31/2015[5,6]	$1.00	$—	$—	$1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class B:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class C:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class F-1:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class F-2:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class 529-A:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00

22	American Funds Money Market Fund

		Ratio of		Ratio of
		expenses to		expenses to		Ratio of
	Net assets,	average net		average net		net income
Total	end of period	assets before		assets after		to average
return[2,3,4]	(in millions)	reimbursements		reimbursements[3]		net assets[3]

.00%	$11,760	.39%[7]		.07%[7]		—%
.00	11,951	.38		.07		—
.00	13,632	.39		.10		—
.00	12,752	.38		.08		—
.00	15,503	.39		.13		—
.00	15,612	.39		.17		—

.00	38	1.13	[7]	.07	[7]	—
.00	55	1.10		.07		—
.00	104	1.13		.10		—
.00	154	1.12		.08		—
.00	274	1.13		.14		—
.00	372	1.13		.16		—

.00	221	.42	[7]	.07	[7]	—
.00	250	.41		.07		—
.00	344	.43		.10		—
.00	338	.42		.08		—
.00	520	.43		.13		—
.00	455	.42		.17		—

.00	85	.73	[7]	.07	[7]	—
.00	114	.70		.07		—
.00	70	.69		.09		—
.00	57	.67		.08		—
.00	75	.66		.12		—
.00	35	.69		.17		—

.00	7	.46	[7]	.07	[7]	—
.00	9	.42		.07		—
.00	10	.41		.10		—
.00	6	.34		.07		—
.00	10	.37		.14		—
.00	11	.32		.15		—

.00	862	.51	[7]	.07	[7]	—
.00	852	.50		.07		—
.00	808	.51		.10		—
.00	730	.51		.08		—
.00	711	.51		.13		—
.00	658	.51		.17		—

See page 27 for footnotes.

American Funds Money Market Fund	23

Financial highlights (continued)

	Net asset		Dividends
	value,	Net	(from net	Net asset
	beginning	investment	investment	value, end
	of period	income[1]	income)	of period
Class 529-B:
Six months ended 3/31/2015[5,6]	$1.00	$—	$—	$1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class 529-C:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class 529-E:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class 529-F-1:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class R-1:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class R-2:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00

24	American Funds Money Market Fund

		Ratio of		Ratio of
		expenses to		expenses to		Ratio of
	Net assets,	average net		average net		net income
Total	end of period	assets before		assets after		to average
return[2,3,4]	(in millions)	reimbursements		reimbursements[3]		net assets[3]

.00%	$8	1.27%[7]		.07%[7]		—%
.00	11	1.25		.07		—
.00	15	1.27		.10		—
.00	22	1.26		.08		—
.00	34	1.27		.14		—
.00	43	1.27		.16		—

.00	181	.51	[7]	.07	[7]	—
.00	181	.50		.07		—
.00	174	.51		.10		—
.00	153	.51		.08		—
.00	152	.51		.13		—
.00	143	.51		.17		—

.00	52	.50	[7]	.07	[7]	—
.00	48	.49		.07		—
.00	46	.50		.10		—
.00	43	.50		.08		—
.00	40	.51		.13		—
.00	38	.51		.17		—

.00	58	.50	[7]	.07	[7]	—
.00	56	.50		.07		—
.00	53	.51		.10		—
.00	50	.51		.08		—
.00	43	.51		.13		—
.00	32	.51		.17		—

.00	46	.44	[7]	.07	[7]	—
.00	50	.44		.07		—
.00	62	.45		.10		—
.00	69	.45		.08		—
.00	75	.43		.14		—
.00	76	.45		.17		—

.00	993	.64	[7]	.07	[7]	—
.00	1,064	.65		.07		—
.00	1,191	.63		.10		—
.00	1,251	.66		.08		—
.00	1,368	.66		.14		—
.00	1,383	.66		.17		—

See page 27 for footnotes.

American Funds Money Market Fund	25

Financial highlights (continued)

	Net asset		Dividends
	value,	Net	(from net	Net asset
	beginning	investment	investment	value, end
	of period	income[1]	income)	of period
Class R-2E:
Six months ended 3/31/2015[5,6]	$1.00	$—	$—	$1.00
Period from 8/29/2014 to 9/30/2014[5,10]	1.00	—	—	1.00
Class R-3:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class R-4:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class R-5:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00
Class R-6:
Six months ended 3/31/2015[5,6]	1.00	—	—	1.00
Year ended 9/30/2014	1.00	—	—	1.00
Year ended 9/30/2013	1.00	—	—	1.00
Year ended 9/30/2012	1.00	—	—	1.00
Year ended 9/30/2011	1.00	—	—	1.00
Year ended 9/30/2010	1.00	—	—	1.00

See Notes to Financial Statements

26	American Funds Money Market Fund

			Ratio of		Ratio of
			expenses to		expenses to		Ratio of
	Net assets,		average net		average net		net income
Total	end of period		assets before		assets after		to average
return[2,3,4]	(in millions)		reimbursements		reimbursements[3]		net assets[3]

.00%	$—	[8]	.53%[7,9]		.06%[7,9]		—%[9]
.00	—	[8]	.04	[4,9]	—	[4,9,11]	—	[4,9]

.00	957		.51	[7]	.07	[7]	—
.00	1,029		.50		.07		—
.00	1,144		.51		.10		—
.00	1,134		.52		.08		—
.00	1,207		.50		.13		—
.00	1,170		.52		.17		—

.00	630		.43	[7]	.07	[7]	—
.00	664		.44		.07		—
.00	757		.44		.10		—
.00	710		.43		.08		—
.00	729		.43		.13		—
.00	719		.44		.17		—

.00	319		.38	[7]	.07	[7]	—
.00	326		.38		.07		—
.00	435		.38		.10		—
.00	367		.38		.08		—
.00	356		.38		.13		—
.00	343		.38		.17		—

.00	253		.34	[7]	.07	[7]	—
.00	291		.33		.07		—
.00	138		.34		.10		—
.00	105		.34		.08		—
.00	84		.34		.13		—
.00	38		.34		.17		—

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of the fees and expenses for each share class due to lower short-term interest rates.
[4]	Not annualized.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Amount less than $1 million.
[9]	Class R-2E assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[10]	Class R-2E shares were offered beginning August 29, 2014.
[11]	Amount less than .01%.

American Funds Money Market Fund	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2014, through March 31, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	American Funds Money Market Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	10/1/2014	3/31/2015	during period*	expense ratio
Class A - actual return	$1,000.00	$1,000.00	$.35	.07%
Class A - assumed 5% return	1,000.00	1,024.58	.35	.07
Class B - actual return	1,000.00	1,000.00	.35	.07
Class B - assumed 5% return	1,000.00	1,024.58	.35	.07
Class C - actual return	1,000.00	1,000.00	.35	.07
Class C - assumed 5% return	1,000.00	1,024.58	.35	.07
Class F-1 - actual return	1,000.00	1,000.00	.35	.07
Class F-1 - assumed 5% return	1,000.00	1,024.58	.35	.07
Class F-2 - actual return	1,000.00	1,000.00	.35	.07
Class F-2 - assumed 5% return	1,000.00	1,024.58	.35	.07
Class 529-A - actual return	1,000.00	1,000.00	.35	.07
Class 529-A - assumed 5% return	1,000.00	1,024.58	.35	.07
Class 529-B - actual return	1,000.00	1,000.00	.35	.07
Class 529-B - assumed 5% return	1,000.00	1,024.58	.35	.07
Class 529-C - actual return	1,000.00	1,000.00	.35	.07
Class 529-C - assumed 5% return	1,000.00	1,024.58	.35	.07
Class 529-E - actual return	1,000.00	1,000.00	.35	.07
Class 529-E - assumed 5% return	1,000.00	1,024.58	.35	.07
Class 529-F-1 - actual return	1,000.00	1,000.00	.35	.07
Class 529-F-1 - assumed 5% return	1,000.00	1,024.58	.35	.07
Class R-1 - actual return	1,000.00	1,000.00	.35	.07
Class R-1 - assumed 5% return	1,000.00	1,024.58	.35	.07
Class R-2 - actual return	1,000.00	1,000.00	.35	.07
Class R-2 - assumed 5% return	1,000.00	1,024.58	.35	.07
Class R-2E - actual return	1,000.00	1,000.00	.30	.06
Class R-2E - assumed 5% return	1,000.00	1,024.63	.30	.06
Class R-3 - actual return	1,000.00	1,000.00	.35	.07
Class R-3 - assumed 5% return	1,000.00	1,024.58	.35	.07
Class R-4 - actual return	1,000.00	1,000.00	.35	.07
Class R-4 - assumed 5% return	1,000.00	1,024.58	.35	.07
Class R-5 - actual return	1,000.00	1,000.00	.35	.07
Class R-5 - assumed 5% return	1,000.00	1,024.58	.35	.07
Class R-6 - actual return	1,000.00	1,000.00	.35	.07
Class R-6 - assumed 5% return	1,000.00	1,024.58	.35	.07

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Money Market Fund	29

Approval of Investment Advisory and Service Agreement

American Funds Money Market Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through April 30, 2016. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing shareholders a way to earn income on their cash reserves while preserving capital and maintaining liquidity. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2014. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper U.S. Government Money Market Funds Average. They noted that the investment results of the fund were in line with those of the Lipper average for all periods considered given the low interest rate environment that has persisted throughout the fund’s lifetime. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement in view of the continuing low

30	American Funds Money Market Fund

interest rate environment, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that CRMC continued to waive its fees and reimburse fund expenses. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the potential benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Money Market Fund	31

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32	American Funds Money Market Fund

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American Funds Money Market Fund	33

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34	American Funds Money Market Fund

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American Funds Money Market Fund	35

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	American Funds Money Market Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended March 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Money Market Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Money Market Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 29, 2015